Quarterly Financial Data	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data
QUARTERLY FINANCIAL DATA (unaudited):
The Company’s revenues and profits experience seasonality due to seasonal advertising patterns and influences on advertising markets. Typically, the Company’s revenues and profits are highest in the fourth quarter, during the holiday shopping season, and lowest in the first quarter, as advertisers cut back on spending following the holiday shopping season.

2013	First Quarter		Second Quarter	Third Quarter	Fourth Quarter		Total Year
Revenues:
United States	$245.2		$285.9	$296.5	$302.5		$1,130.1
International	34.0		46.8	41.7	41.4		163.9
Total revenues	$279.2		$332.7	$338.2	$343.9		$1,294.0
Adjusted OIBDA:
United States	$80.1		$106.4	$113.7	$106.2		$406.4
International	0.6		11.6	7.8	9.1		29.1
Corporate	(5.3)		(4.9)	(5.4)	(5.1)		(20.7)
Total Adjusted OIBDA	75.4		113.1	116.1	110.2		414.8
Net gain (loss) on dispositions	9.8	(a)	(0.1)	0.1	17.5	(b)	27.3
Depreciation	(26.0)		(25.9)	(26.4)	(26.2)		(104.5)
Amortization	(22.9)		(22.7)	(22.6)	(23.1)		(91.3)
Stock-based compensation	(1.6)		(1.6)	(2.6)	(1.7)		(7.5)
Total operating income	$34.7		$62.8	$64.6	$76.7		$238.8
Operating income (loss):
United States	$48.2		$65.2	$72.0	$81.7		$267.1
International	(6.6)		4.1	0.6	1.8		(0.1)
Corporate	(6.9)		(6.5)	(8.0)	(6.8)		(28.2)
Total operating income	$34.7		$62.8	$64.6	$76.7		$238.8
Net income	$19.9		$36.4	$37.2	$50.0		$143.5

(a)	During the first quarter of 2013, the Company exchanged most of its billboards in Salt Lake City for billboards in New Jersey resulting in a gain of $9.8 million.

(b)
During the fourth quarter of 2013, the Company sold 50% of its transit shelter operations in Los Angeles, and the Company and the buyer each subsequently contributed their respective 50% interests in these operations to a 50/50 joint venture they own together. This transaction resulted in a gain of $17.5 million.

2012	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
Revenues:
United States	$244.6	$281.7	$284.9	$287.4	$1,098.6
International	41.3	49.7	46.6	48.4	186.0
Total revenues	$285.9	$331.4	$331.5	$335.8	$1,284.6
Adjusted OIBDA:
United States	$76.7	$101.9	$108.1	$98.7	$385.4
International	5.9	13.3	11.0	0.3	30.5
Corporate	(1.7)	(1.6)	(2.0)	(2.2)	(7.5)
Total Adjusted OIBDA	80.9	113.6	117.1	96.8	408.4
Restructuring charges	—	(0.5)	(1.9)	(0.1)	(2.5)
Net loss on dispositions	(0.8)	(0.7)	(0.3)	(0.4)	(2.2)
Depreciation	(26.5)	(26.8)	(26.7)	(25.9)	(105.9)
Amortization	(22.1)	(22.8)	(23.0)	(23.0)	(90.9)
Stock-based compensation	(1.3)	(1.5)	(1.5)	(1.4)	(5.7)
Total operating income	$30.2	$61.3	$63.7	$46.0	$201.2
Operating income (loss):
United States	$35.1	$59.3	$64.5	$57.5	$216.4
International	(1.9)	5.1	2.7	(7.9)	(2.0)
Corporate	(3.0)	(3.1)	(3.5)	(3.6)	(13.2)
Total operating income	$30.2	$61.3	$63.7	$46.0	$201.2
Net income	$18.7	$37.2	$38.7	$18.8	$113.4